Right of use assets, net and lease liability - Consolidated Profit and Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets, net and lease liability
Depreciation expense of right of use asset	$ 43,189	$ 41,275
Interest expense on lease liabilities	$ 25,592	$ 24,402